Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 21,799,227	₩ 20,878,487
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,643,865	2,612,530
Derivative financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	49,083	68,290
Short-term financial instrument [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,099,303	5,545,667
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	37,314
Other securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	338,106
Fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,970
Available for sale financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		192,866
Held to maturity investments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		5,211
Other receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,845,381	2,195,466
Trade accounts and notes receivables, net [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,819,617	8,898,176
Deposit instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 1,966,558	₩ 1,358,311